Organization - Schedule of Discontinued Operation (Details) - Other Entities [Member] - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Apr. 08, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Discontinued Operation [Line Items]
Net Revenues:	$ 2,222	$ 11,098	$ 11,479
Cost of revenues	(2,166)	(8,594)	(7,256)
Total gross profit	56	2,504	4,223
Operating expenses:
Sales and marketing expenses	(39)
General and administrative expenses	(4,316)	(2,435)	(1,928)
Research and development expenses	(360)	(1,257)	(1,238)
Total operating expenses	(4,715)	(3,692)	(3,166)
Operating income (loss)	(4,659)	(1,188)	1,057
Interest income	63	261	3
Interest expense	(1)
Other income (expense)	(318)	884	17
Foreign exchange gain (loss)	(84)	39	1,291
Income (loss) from discontinued operation, before income taxes	(4,999)	(4)	2,368
Income tax (expense) benefit	946	(135)	(1,078)
Income (loss) from discontinued operations	$ (4,053)	$ (139)	$ 1,290